RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																3 Months Ended	12 Months Ended
	Apr. 08, 2024	Apr. 06, 2024	Apr. 05, 2024	Apr. 04, 2024	Apr. 03, 2024	Jan. 31, 2024	Dec. 08, 2023	Nov. 17, 2023	Nov. 13, 2023	Nov. 12, 2023	Aug. 19, 2023	Aug. 14, 2023	May 08, 2023	Mar. 31, 2023	Jan. 23, 2023	Apr. 30, 2024	Jan. 31, 2024	Jan. 31, 2023	Nov. 02, 2023
Related Party Transaction [Line Items]
Accrued compensation											$ 79,585
Share price, per share						$ 0.22									$ 0.125		$ 0.22
Convertible Notes Payable																$ 405,305
Vested stock options, shares																6,566,000	22,646,000	11,323,000
Vested stock options per share					$ 0.125
Stock options exercised					3,385,000
Officer [Member]
Related Party Transaction [Line Items]
Accrued compensation																$ 500,135	$ 370,135
Officers compensation																257,500	806,667
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Vested stock options, shares					5,360,000
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Vested stock options, shares					5,360,000
Scannell [Member]
Related Party Transaction [Line Items]
Vested stock options, shares					5,360,000
Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Number of shares issued					3,685,000
Accrued compensation											22,833			$ 18,000
Convertible Notes Payable			$ 98,000												$ 112,666
Related party payables						$ 54,611										54,000	54,611
Converted notes payable into shares of common stock issued			1,306,667
Cashless conversion					5,360,000
Robert Scannell [Member]
Related Party Transaction [Line Items]
Accrued compensation											83,333			62,500
Convertible Notes Payable															87,334
Kolodner [Member]
Related Party Transaction [Line Items]
Accrued compensation											41,667			31,250
Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Accrued compensation											$ 41,667			$ 31,250
Share price, per share														$ 0.162
Convertible Notes Payable			$ 125,000												125,000
Converted notes payable into shares of common stock issued			1,666,667
Shaun Dykes [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable			$ 30,000												98,000
Converted notes payable into shares of common stock issued			400,000
Related Party [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable															$ 150,000
Related party payables						$ 370,135										$ 500,135	$ 370,135	$ 83,333
Feehan Partners [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable			$ 200,000
Converted notes payable into shares of common stock issued			2,666,666
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued											3,844,073			879,628	182,240,000
Share price, per share											$ 0.07			$ 0.162					$ 0.21
Stock options exercised					11,055,000											4,781,249
Cashless conversion		753,750
Common Stock [Member] | Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Number of shares issued											326,190			108,024
Cashless conversion				816,666
Common Stock [Member] | Robert Scannell [Member]
Related Party Transaction [Line Items]
Number of shares issued											1,190,471			385,802
Common Stock [Member] | Kolodner [Member]
Related Party Transaction [Line Items]
Number of shares issued											595,236			192,901
Common Stock [Member] | Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Number of shares issued	1,041,667										595,236			192,901
Common Stock [Member] | Shaun Dykes [Member]
Related Party Transaction [Line Items]
Cashless conversion		251,250
Common Stock [Member] | Feehan Partners [Member]
Related Party Transaction [Line Items]
Cashless conversion				1,666,666
Warrant [Member]
Related Party Transaction [Line Items]
Number of shares issued						1,125,000	125,000	125,000	1,125,000	1,125,000		1,125,000	1,093,479			1,125,000	1,125,000
Cashless conversion		1,200,000
Warrant [Member] | Andrew Brodkey [Member]
Related Party Transaction [Line Items]
Number of shares issued				816,666
Cashless conversion				1,306,667
Warrant [Member] | Steven Rudofsky [Member]
Related Party Transaction [Line Items]
Number of shares issued	1,041,667
Cashless conversion	1,666,667
Warrant [Member] | Shaun Dykes [Member]
Related Party Transaction [Line Items]
Number of shares issued		251,250
Cashless conversion		400,000
Warrant [Member] | Feehan Partners [Member]
Related Party Transaction [Line Items]
Number of shares issued				1,666,666
Cashless conversion				2,666,666